Shareholder Report, Line Graph (Details) 74200172000_Putnam Strategic Intermediate Municipal Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 11,080	$ 11,078	$ 10,627	$ 10,577	$ 11,342	$ 10,922	$ 10,561	$ 9,938	$ 9,875	$ 10,000	$ 11,580
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	11,522	11,523	11,107	11,005	11,824	11,447	10,865	10,125	10,026	10,000	$ 12,129
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Strategic Intermediate Municipal Linked Benchmark
Accumulated Value	11,752	11,537	11,186	11,080	11,734	11,447	10,865	10,125	10,026	10,000	$ 12,192
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value	$ 11,671	$ 11,458	$ 11,109	$ 11,003	$ 11,653	$ 11,358	$ 10,809	$ 10,099	$ 10,043	$ 10,000	$ 12,108